Leases (Details) - Schedule of Lease Costs - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023
Successor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost		$ 118,446
Variable operating lease cost		90,155
Total lease cost		$ 208,601
Predecessor [Member]
Schedule of Lease Costs [Line Items]
Operating lease cost	$ 110,885		$ 229,331
Variable operating lease cost	84,401		147,962
Total lease cost	$ 195,286		$ 377,293